Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Future Lease Payments Under Operating Leases	Future lease payments under operating leases as of December 31, 2023, were as follows:
2024	$95
2025	$43
Total future operating lease payments	$138
Less: imputed interest	$(11)
Present value of lease liability	$127